RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GW	Dec. 31, 2023 $ / MWh	Dec. 31, 2023 COP ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 $ / $	Dec. 31, 2023 € / $	Dec. 31, 2023 R$ / $	Dec. 31, 2022 GW	Dec. 31, 2022 $ / MWh	Dec. 31, 2022 COP ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 $ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ 62	$ (118)
Notional amount – GWh (in gigawatts) | GW			10,884,000,000								13,674,000,000
Change In Discounted Spot Value Of Outstanding Hedging Instruments	97	(90)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(172)	64
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				58								58
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	102	208
Carrying value	1,029	640			$ 196	$ 124	€ 1,204						$ 157	$ 132	€ 1,315
Change In Discounted Spot Value Of Outstanding Hedging Instruments	(101)	259
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	101	(260)
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(268)	(51)
Weighted average hedged rate for the year (in currency per dollar)								4,642	1.00	5.00						5,038	1.00	5.69
Foreign exchange swaps | Colombian peso
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	2,602	302
Foreign exchange swaps | Euro
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	530	514
Foreign exchange swaps | Brazilian real
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 274	$ 79